Deferred Income Tax	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Deferred Income Tax
23	DEFERRED INCOME TAX
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
At beginning of period	¥(200,299)	¥(370,577)
Deferred tax benefit (expense)	(141,365)	29,453
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(2,288)	(10,027)
Financial instruments at fair value through other comprehensive income reserve	92,181	135,022
Own credit on financial liabilities designated at fair value through profit or loss reserve	(3,934)	(1,754)
Exchange differences on translating foreign operations reserve	860	(8,934)
Acquisition and disposal of subsidiaries and businesses	—	12,825
Exchange differences and others	4,725	13,693

At end of period	¥(250,120)	¥(200,299)

The deferred tax assets and liabilities at March 31, 2023 and 2022 were attributable to the following items:

	At March 31,
	2023	2022

	(In millions)
Deferred tax assets:
Loans and advances	¥429,848	¥451,720
Tax losses carried forward	87,951	76,223
Provision for interest repayment	35,963	37,826
Investment securities	27,207	16,811
Retirement benefits	9,494	12,081
Other deductible temporary differences	142,889	137,170

Total deferred tax assets	733,352	731,831

Deferred tax liabilities:
Investment securities	547,661	637,052
Derivative financial instruments	122,161	6,536
Property, plant and equipment	91,789	66,521
Retirement benefits	80,801	81,051
Goodwill and intangible assets	22,700	55,948
Lease transactions	6,840	6,509
Other taxable temporary differences	111,520	78,513

Total deferred tax liabilities	983,472	932,130

Net deferred tax assets (liabilities) (1)	¥(250,120)	¥(200,299)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The Company has adopted the group aggregation system in Japan from the fiscal year beginning April 1, 2022, resulting from an amendment to the Corporation Tax Act, which revised the consolidated corporate-tax
system and shifted to the group aggregation system. Under the group aggregation system, each company consisting of the parent company and its wholly owned domestic subsidiaries (an “aggregation group”) individually files its own tax return (rather than a consolidated tax return), while aggregating the taxable profits or losses on an aggregation group basis largely in the same manner as the consolidated corporate-tax
system. In that aggregation, any unused tax losses carried forward, except for certain specified tax losses carried forward, by one company could be used by another company within the aggregation group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on an aggregation group basis, but only to the extent that it was probable that the aggregation group’s future taxable profits would be available against which the deductible temporary differences and tax losses carried forward could be utilized.
Until the fiscal years ended March 31, 2022, the Company had adopted the consolidated corporate-tax
system. Under the consolidated
corporate-tax
system, the taxable profits and losses within the parent company and its wholly owned domestic subsidiaries (a “tax consolidated group”) were aggregated in the same manner as under the group aggregation system, but the tax return of Japanese national corporation tax had been filed by a tax consolidated group basis.
The deferred tax assets of the Company and its wholly owned domestic subsidiaries, which adopted the group aggregation system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain subsidiaries of the Company for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2023 and 2022 for which no deferred tax assets were recognized.

	At March 31,
	2023	2022

	(In millions)
Deductible temporary differences	¥286,126	¥269,907
Tax losses carried forward which will expire in 1 year	18,345	37,370
2 years	19,518	37,697
3 years	14,944	23,076
4 years	51,766	14,971
5 years	4,347	60,240
6 years	137,196	—
7 years	46,489	137,196
8 years	41,879	46,498
9 years	40,620	41,997
10 years and thereafter	42,003	48,462

Total deductible temporary differences and tax losses carried forward (1)	¥703,233	¥717,414

(1)
Under the group aggregation system and the consolidated corporate-tax system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥243,822 million and ¥268,407 million at March 31, 2023 and 2022, respectively.
In addition to the above table, the Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥416 billion and ¥833 billion at March 31, 2023 and 2022, respectively.
At March 31, 2023 and 2022, the taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized amounted to ¥4,171 billion and ¥3,307 billion, respectively. The Company can control the timing of reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.
Deferred tax benefit and expense for the fiscal years ended March 31, 2023 and 2022 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
Derivative financial instruments	¥(108,466)	¥(51,209)
Goodwill and intangible assets	33,248	5,583
Loans and advances	(32,339)	43,680
Property, plant and equipment	(8,304)	14,706
Investment securities	7,708	25,869
Tax losses carried forward	2,861	6,576
Provision for interest repayment	(1,862)	(1,561)
Lease transactions	539	1,602
Retirement benefits	125	7,896
Other temporary differences—net	(34,875)	(23,689)

Total deferred tax benefit (expense)	¥(141,365)	¥29,453